Cash and Marketable Securities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash and Marketable Securities [Abstract]
Maximum maturity term of cash, money market funds and certificates of deposits	3 months
Portion of unrealized losses in loss position for more than one year	$ 1		$ 0	$ 2
Aggregate fair value of investments with unrealized losses	17		30	13
Gross realized losses or impairment charges due to other than temporary declines in the value of certain investments	$ 0	$ 0